Fees Summary	Jan. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 980,000.00
Previously Paid Amount	0.00
Total Fee Amount	135.34
Total Offset Amount	0.00
Net Fee	135.34
Narrative - Max Aggregate Offering Price	$ 980,000.00
Final Prospectus	true